EQUITY	6 Months Ended	12 Months Ended
	Feb. 28, 2018	Aug. 31, 2017
Stockholders' Equity Note [Abstract]
EQUITY

NOTE 5 – EQUITY

Authorized Stock

The Company is authorized to issue an aggregate of 350,000,000 common shares and 10,000,000 shares of preferred stock, each with a par value of $0.001 per share. Each common share entitles the holder to one vote on any matter on which action of the stockholders of the corporation is sought.

Issuances

During the six months ended February 28, 2018, the Company issued 5,815,639 shares of common stock, as follows:

•

1,312,722 units for aggregate proceeds of $1,079,999. Each unit consisted of one share of common stock and one share purchase warrant. Each share purchase warrant is exercisable for a period ranging from one to five years from issuance, at a price range of $0.81 to $2.05 per share.

•	2,314,615 shares of common stock issued for the exercise of warrants for proceeds of $1,592,124.

•	676,230 shares of common stock to strategic service providers, for services valued at $1,176,135.

•	148,740 shares of common stock to a consultant, for services valued at $298,563.

•

1,363,332 shares of common stock in conjunction with the issuance of convertible notes. The common shares were valued at $2,393,418 based on quoted market prices of the Company’s stock on the date of each share issuance.

As at February 28, 2018 and August 31, 2017, the Company had 96,404,793 and 90,589,154 shares of common stock issued and outstanding, respectively.

Warrants

The below table summarizes warrant activity during the six months ended February 28, 2018 and the year ended August 31, 2017:

	Number of Shares	Weighted- Average Exercise Price
Balances as of August 31, 2016	-	$-
Granted	4,229,998	1.52
Exercised	(1,152,000)	1.25
Forfeited	-	-
Balances as of August 31, 2017	3,077,998	$1.63
Granted	4,162,952	0.97
Exercised	(2,314,615)	1.33
Forfeited	-	-
Balances as of February 28, 2018	4,926,335	$1.21

The fair value of each warrant on the date of grant is estimated using the Black-Scholes option valuation model. The following weighted-average assumptions were used for options granted during the six months ended February 28, 2018 and 2017:

Six Months Ended
February 28,
	2018	2017
Exercise price	$0.65 - $2.60	$1.25 - $3.25
Expected term	3 - 5 years	1 year
Expected average volatility	176%-189%	196% - 216%
Expected dividend yield	-	-
Risk-free interest rate	1.46% - 2.66%	0.66% - 0.90%

The following table summarizes information relating to outstanding and exercisable warrants as of February 28, 2018:

Warrants Outstanding			Warrants Exercisable
Weighted Average
Number	Remaining Contractual	Weighted Average	Number	Weighted Average
of Shares	life (in years)	Exercise Price	of Shares	Exercise Price
4,926,335	2.44	$1.21	4,926,335	$1.21

Aggregate intrinsic value is the sum of the amounts by which the quoted market price of the Company’s stock exceeded the exercise price of the warrants at February 28, 2018, for those warrants for which the quoted market price was in excess of the exercise price (“in-the-money” warrants). As of February 28, 2018, the aggregate intrinsic value of warrants outstanding was approximately $857,167 based on the closing market price of $1.98 on February 28, 2018.

The Company determined that the warrants qualify for derivative accounting as a result of the related issuance of the convertible note on September 15, 2017, which led to no explicit limit to the number of shares to be delivered upon future settlement of the conversion options. On September 15, 2017, the Company revalued the fair value on the 3,415,498 units of share purchase warrants granted prior to September 15, 2017 at $2,937,553 based on Black-Scholes option valuation model and reclassified the previously determined fair value of $2,078,065 on the date of grant for each warrant unit from additional paid-in capital to derivative liabilities, resulting in loss on warrants of $859,448 included in change in fair value of derivatives liabilities (see Note 8).

NOTE 6 – EQUITY

Authorized Stock

The Company is authorized to issue an aggregate of 350,000,000 common shares and 10,000,000 shares of preferred stock, each with a par value of $0.001 per share. Each common share entitles the holder to one vote on any matter on which action of the stockholders of the corporation is sought.

Issuances

During the year ended August 31, 2017, the Company issued 16,491,358 shares of common stock, as follows:

•

4,104,998 units for aggregate proceeds of $4,719,373. Each unit consisted of one share of common stock and one share purchase warrant. Each share purchase warrant is exercisable for a period range from one to five years from issuance, at a price range of $1.25 to $3.25 per share.

•	1,152,000 shares of common stock issued for the exercise of warrants for proceeds of $1,440,000.

•	10,507,824 shares of common stock to strategic service providers, for services valued at $13,478,853.

•	386,656 shares of common stock to consultants, for services valued at $434,223.

•	339,880 shares of common stock issued at $1.69 for the settlement of notes payable of $84,980, resulting in a loss on related party loan conversion of $489,418.

During the year ended August 31, 2016 the Company had the following common stock transactions:

•	On August 3, 2016, the Company issued 40,000,000 common shares with a par value of $0.001 to Apcentive, Inc., for Intellectual Property valued at $0 (see Note 2 - Intangible Assets).

•	On August 11, 2016, an officer and director of the Company entered into a written Stock Issuance Cancellation Agreement with the Company to cancel 80,000,000 shares at $0.001 par value.

As at August 31, 2017 and 2016, the Company had 90,589,154 and 74,097,796 shares of common stock issued and outstanding, respectively.

Warrants

The below table, summarizes warrant activity during the years ended August 31, 2017, 2016 and 2015:

	Number of Shares	Weighted- Average Exercise Price
Balance as of August 31, 2015	-	$-
Granted	-	-
Exercised	-	-
Forfeited	-	-
Balance as of August 31, 2016	-	-
Granted	4,229,998	1.52
Exercised	(1,152,000)	1.25
Forfeited	-	-
Balance as of August 31, 2017	3,077,998	$1.63

The fair value of each warrant on the date of grant is estimated using the Black Scholes option valuation model. The following weighted-average assumptions were used for options granted during the years ended August 31, 2017, 2016 and 2015:

Year Ended August 31,
	2017	2016	2015
Exercise price	$1.25 - $3.25	-	-
Expected term	1 - 5 years	-	-
Expected average volatility	187%-216%	-	-
Expected dividend yield	-	-	-
Risk-free interest rate	0.66% - 1.84%	-	-

The following table summarizes information relating to outstanding and exercisable warrants as of August 31, 2017:

Warrants Outstanding			Warrants Exercisable
Number	Weighted Average Remaining Contractual life	Weighted Average Exercise	Number	Weighted Average Exercise
of Shares	(in years)	Price	of Shares	Price
152,500	0.15	$1.25	152,500	$1.25
10,000	0.15	$1.25	10,000	$1.25
820,500	0.22	$1.25	820,500	$1.25
4,110	0.26	$1.37	4,110	$1.37
6,098	0.30	$1.25	6,098	$1.25
4,762	0.30	$1.25	4,762	$1.25
1,000	0.39	$1.50	1,000	$1.50
8,334	0.41	$1.50	8,334	$1.50
4,300	0.45	$3.25	4,300	$3.25
100,000	2.49	$1.88	100,000	$1.88
13,300	2.50	$1.88	13,300	$1.88
100,000	2.52	$1.65	100,000	$1.65
62,200	2.61	$2.41	62,200	$2.41
120,000	2.63	$2.08	120,000	$2.08
203,252	4.71	$2.19	203,252	$2.19
203,252	4.71	$2.19	203,252	$2.19
81,169	2.77	$2.08	81,169	$2.08
120,250	2.77	$2.08	120,250	$2.08
24,050	2.78	$1.66	24,050	$1.66
12,000	2.80	$1.97	12,000	$1.97
51,921	2.81	$2.41	51,921	$2.41
100,000	4.92	$1.90	100,000	$1.90
25,000	4.92	$1.90	25,000	$1.90
200,000	2.92	$1.34	200,000	$1.34
200,000	2.92	$1.34	200,000	$1.34
100,000	2.92	$1.34	100,000	$1.34
100,000	2.93	$1.56	100,000	$1.56
200,000	2.93	$1.58	200,000	$1.58
20,000	2.93	$1.58	20,000	$1.58
30,000	2.93	$1.58	30,000	$1.58
3,077,998			3,077,998

Aggregate intrinsic value is the sum of the amounts by which the quoted market price of the Company’s stock exceeded the exercise price of the warrants at August 31, 2017, for those warrants for which the quoted market price was in excess of the exercise price (“in-the-money” warrants). As of August 31, 2017, the aggregate intrinsic value of warrants outstanding was approximately $660,538 based on the closing market price of $1.69 on August 31, 2017.